INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019	Feb. 12, 2018
Shares Issued, Price Per Share	$ 10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 1.00
IPO [Member]
Stock Issued During Period, Shares, New Issues		20,800,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	800,000	800,000
Shares Issued, Price Per Share	$ 10.00
Common Class A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50